Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMG Funds I
Entity Central Index Key	0000882443
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000130199 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Boston Common Global Impact Fund
Class Name	Class I
Trading Symbol	BRWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Boston Common Global Impact Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Boston Common Global Impact Fund (Class I/BRWIX)	$105	0.93%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares returned 25.26% during the fiscal year ended September 30, 2024, led by performance in the Fund's nine Impact Investment Themes (each, a “Theme”).
•    Resilient labor markets and moderating inflationary pressures supported consumer confidence and investor sentiment. Prospects for easier monetary policy and large stimulus initiatives in China fueled global equity markets to reach all-time highs.
Relative Performance
•    The Fund underperformed the MSCI ACWI Index, which returned 31.76% for the period.
•    Lack of exposure to each of the “Magnificent Seven” (Apple, Microsoft, Alphabet, Amazon, Nvidia, Meta, and Tesla) stocks, is the main reason the Fund was not able to fully match the benchmark’s return. The strategy remains largely underweight large & mega-cap companies, but the difference was gradually reduced during the reporting period.
•    Being fossil-fuel-free helped relative performance in a welcome divergence from 2022’s sharp spike in energy prices. The portfolio’s carbon footprint is 40% less carbon intensive than the benchmark.
•    On a regional basis, stock selection in Emerging Markets detracted most from returns. Indonesian micro-lender Bank Rakyat and broadband provider PT Telkom posted disappointing results. Chilean chemical company SQM faced headwinds as lithium prices declined more than anticipated. Mortgage lender HDFC in India encountered delays in a merger process. The Fund exited its position in PT Telkom and SQM during the period.
Impact Investment Theme Performance and Positioning
•    The Fund invests in nine different Impact Investment Themes and seeks to deliver impact through the allocation of capital among solution-oriented companies while actively engaging the Fund’s holdings. During the reporting period, all regions posted strong, double-digit returns with the U.S. market claiming the highest total return of 36%.
•    The Fund’s most successful Theme was organic & healthier products, as healthy food grocer Sprouts Farmers Market rose 158%. Electrification was another favorable Theme, including Italy-based electric cable producer, Prysmian (+83%), and U.S.-based Vertiv Holdings (+68%).
•    The Fund’s largest thematic exposures remain efficiency & recycling, water quality & waste management, and sustainable transportation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of September 30, 2024. It also shows the average total returns of a broad based index over the same periods.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	25.26%	8.95%	9.34%
MSCI ACWI Index	31.76%	12.19%	9.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 588,806,344
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 3,991,425
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of September 30, 2024)
Fund net assets	$588,806,344
Total number of portfolio holdings	66
Net advisory fees paid	$3,991,425
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Graphical Representation of Holdings (as of September 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Schneider Electric SE (France)	2.6%
Westinghouse Air Brake Technologies Corp. (United States)	2.6%
BYD Co., Ltd., Class H (China)	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	2.5%
Chubb, Ltd. (Switzerland)	2.4%
Ecolab, Inc. (United States)	2.3%
RELX PLC (United Kingdom)	2.3%
Salesforce, Inc. (United States)	2.3%
Macquarie Group, Ltd. (Australia)	2.3%
Micron Technology, Inc. (United States)	2.2%
Top Ten as a Group	24.0%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Schneider Electric SE (France)	2.6%
Westinghouse Air Brake Technologies Corp. (United States)	2.6%
BYD Co., Ltd., Class H (China)	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	2.5%
Chubb, Ltd. (Switzerland)	2.4%
Ecolab, Inc. (United States)	2.3%
RELX PLC (United Kingdom)	2.3%
Salesforce, Inc. (United States)	2.3%
Macquarie Group, Ltd. (Australia)	2.3%
Micron Technology, Inc. (United States)	2.2%
Top Ten as a Group	24.0%

C000130200 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Veritas Global Real Return Fund
Class Name	Class I
Trading Symbol	BLUEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Veritas Global Real Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Global Real Return Fund (Class I/BLUEX)	$126	1.16%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares advanced 16.54% for the fiscal year ended September 30, 2024, driven mainly by the Fund’s holdings in long equities, specifically in the industrials and financials sectors.
Relative Performance
•    The Fund outperformed the Bloomberg U.S. Treasury Inflation-Linked Bond Index, which returned 9.79% for the period.
Top Contributors and Detractors
•    The Fund’s holdings in the industrials and financials sectors were top relative contributors, including Aena, a global airport operator; Safran, an aircraft engine manufacturer; Airbus, a leading commercial aircraft producer; and Fiserv, a global fintech and payments company. The Fund exited its position in Fiserv during the period.
•   An underweight to the top performing information technology sector detracted from relative performance, along with the underperformance of Fund holdings in the communication services and health care sectors, including Charter Communications and Becton, Dickinson & Company.
Positioning Update
•    While the market has been led by a narrow group of companies focused on artificial intelligence (AI) within the information technology sector, Veritas sees compelling opportunities in companies that are leveraging AI to enhance existing, well-established products, which may be outside the technology sector.
•    These firms often present better valuations and lower risks compared to those heavily invested in AI development. We are particularly focused on companies with proprietary data and software vendors that manage mission-critical systems of record—databases essential to business operations, such as transaction ledgers, airline booking systems, and product design databases.
•    Recent additions to the Fund include Amadeus IT, Salesforce, and Siemens, all of which provide these vital systems of record.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of September 30, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	16.54%	10.31%	10.70%
MSCI World Index	32.43%	13.04%	10.07%
Bloomberg U.S. Treasury Inflation-Linked Bond Index	9.79%	2.62%	2.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 104,728,802
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 876,917
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of September 30, 2024)
Fund net assets	$104,728,802
Total number of portfolio holdings	35
Net advisory fees paid	$876,917
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings (as of September 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Amazon.com, Inc. (United States)	6.6%
Alphabet, Inc., Class A (United States)	6.1%
Diageo PLC (United Kingdom)	5.1%
Aon PLC, Class A (United States)	4.7%
UnitedHealth Group, Inc. (United States)	4.7%
Canadian Pacific Kansas City, Ltd. (Canada)	4.6%
Unilever PLC (United Kingdom)	4.4%
Microsoft Corp. (United States)	4.2%
Airbus SE (France)	4.0%
Vinci, S.A. (France)	3.9%
Top Ten as a Group	48.3%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc. (United States)	6.6%
Alphabet, Inc., Class A (United States)	6.1%
Diageo PLC (United Kingdom)	5.1%
Aon PLC, Class A (United States)	4.7%
UnitedHealth Group, Inc. (United States)	4.7%
Canadian Pacific Kansas City, Ltd. (Canada)	4.6%
Unilever PLC (United Kingdom)	4.4%
Microsoft Corp. (United States)	4.2%
Airbus SE (France)	4.0%
Vinci, S.A. (France)	3.9%
Top Ten as a Group	48.3%

C000248366 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Systematica Managed Futures Strategy Fund
Class Name	Class N
Trading Symbol	SMFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Systematica Managed Futures Strategy Fund (the “Fund”) for the period of May 1, 2024 (commencement of operations) to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Managed Futures Strategy Fund (Class N/SMFNX)	$57	1.40%
Costs of a $10,000 investment would have been higher for a full reporting period.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.40%
Net Assets	$ 6,033,843
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of September 30, 2024)
Fund net assets	$6,033,843
Total number of portfolio holdings	230
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings (as of September 30, 2024)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
Notional Allocation

C000248367 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Systematica Managed Futures Strategy Fund
Class Name	Class I
Trading Symbol	SMFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Systematica Managed Futures Strategy Fund (the “Fund”) for the period of May 1, 2024 (commencement of operations) to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Managed Futures Strategy Fund (Class I/SMFIX)	$57	1.40%
Costs of a $10,000 investment would have been higher for a full reporting period.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.40%
Net Assets	$ 6,033,843
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of September 30, 2024)
Fund net assets	$6,033,843
Total number of portfolio holdings	230
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings (as of September 30, 2024)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
Notional Allocation

C000248365 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Systematica Managed Futures Strategy Fund
Class Name	Class Z
Trading Symbol	SMFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Systematica Managed Futures Strategy Fund (the “Fund”) for the period of May 1, 2024 (commencement of operations) to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Managed Futures Strategy Fund (Class Z/SMFZX)	$57	1.40%
Costs of a $10,000 investment would have been higher for a full reporting period.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.40%
Net Assets	$ 6,033,843
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of September 30, 2024)
Fund net assets	$6,033,843
Total number of portfolio holdings	230
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings (as of September 30, 2024)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
Notional Allocation